FINANCIAL ASSETS AND LIABILITIES - Summary of Receivables from and Payables to Related Parties (Parenthetical) (Details)	12 Months Ended
Dec. 31, 2024
Financial and corporate operations [member] | Ligga S.A. [member]
Disclosure of receivables and payables [line items]
Borrowings, interest rate basis	120